Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2023 (six months)	$ 65,814
2023	131,629	$ 241,227
2024	131,629	180,477
2025	131,629	180,477
2026	131,629	180,477
Thereafter	65,813
Total	$ 658,143	1,121,707
2027		180,477
Thereafter		$ 158,572